As filed with the Securities and Exchange Commission on September 27, 2011

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end:  October 31, 2011

Date of reporting period:  July 31, 2011

Item 1. Schedules of Investments.

Edgar Lomax Value Fund
Schedule of Investments
July 31, 2011 (Unaudited)

Shares	COMMON STOCKS - 99.13%	Value
	Agencies, Brokerages, and Other Insurance Related Activities - 0.73%
4,900	MetLife, Inc.	$201,929
	Alumina and Aluminum Production and Processing - 0.54%
10,300	Alcoa, Inc.	151,719
	Beverage and Tobacco Product Manufacturing - 1.96%
10,750	Altria Group, Inc.	282,725
2,000	Coca Cola Co.	136,020
2,000	PepsiCo, Inc.	128,080
		546,825
	Building Material and Garden Equipment - 0.97%
3,800	The Home Depot, Inc.	132,734
6,300	Lowe's Companies, Inc.	135,954
		268,688
	Chemical Manufacturing - 17.19%
2,800	Abbott Laboratories	143,696
4,600	Avon Products, Inc.	120,658
19,000	Bristol-Myers Squibb Co.	544,540
1,700	Colgate Palmolive Co.	143,446
17,738	E. I. du Pont de Nemours and Co.	912,088
16,700	Johnson & Johnson	1,081,993
28,700	Merck & Co., Inc.	979,531
37,902	Pfizer, Inc.	729,234
2,100	Procter & Gamble Co.	129,129
		4,784,315
	Computer and Electronic Product Manufacturing - 8.92%
12,600	Hewlett-Packard Co.	443,016
62,700	Intel Corp.	1,400,091
14,300	Raytheon Co.	639,639
		2,482,746
	Computer and Peripheral Equipment Manufacturing - 2.09%
3,200	International Business Machines Corp.	581,920
	Depository Credit Intermediation - 0.38%
2,200	Capital One Financial Corp.	105,160
	Food Manufacturing - 6.19%
3,800	Campbell Soup Co.	125,590
11,100	HJ Heinz Co.	584,304
29,483	Kraft Foods, Inc. - Class A	1,013,626
		1,723,520
	Food Services and Drinking Places - 4.38%
14,100	McDonald's Corp.	1,219,368
	General Merchandise Stores - 3.00%
6,900	Target Corp.	355,281
12,300	Walgreen Co.	480,192
		835,473
	Health and Personal Care Stores - 6.16%
24,400	CVS Caremark Corp.	886,940
15,700	Wal-Mart Stores, Inc.	827,547
		1,714,487
	Insurance Carriers and Related Activities - 7.75%
15,000	The Allstate Corp.	415,800
35,100	UnitedHealth Group, Inc.	1,742,013
		2,157,813
	Machinery Manufacturing - 0.47%
7,300	General Electric Co.	130,743
	Medical Equipment and Supplies Manufacturing - 1.29%
10,000	Medtronic, Inc.	360,500
	Metal Ore Mining - 0.68%
3,600	Freeport-McMoRan Copper & Gold, Inc.	190,656
	Motion Picture and Video Industries - 0.88%
7,000	Time Warner, Inc.	246,120
	Petroleum and Coal Products Manufacturing - 10.61%
14,500	Chevron Corp.	1,508,290
13,000	ConocoPhillips	935,870
6,400	Exxon Mobil Corp.	510,656
		2,954,816
	Securities, Commodity Contracts, and Other Finance - 2.20%
18,300	NYSE Euronext	612,318
	Semiconductor and Other Electronic Component Manufacturing - 2.59%
24,200	Texas Instruments, Inc.	719,950
	Telecommunications - 7.33%
38,400	AT&T, Inc.	1,123,584
26,000	Verizon Communications, Inc.	917,540
		2,041,124
	Transportation & Warehousing - 0.52%
1,900	Lockheed Martin Corp.	143,887
	Transportation Equipment Manufacturing - 3.40%
8,400	The Boeing Co.	591,948
5,200	General Dynamics Corp.	354,328
		946,276
	Utilities - 8.90%
14,000	American Electric Power Co., Inc.	516,040
7,100	Entergy Corp.	474,280
12,100	Exelon Corp.	533,247
24,100	Southern Co.	952,914
		2,476,481

	TOTAL COMMON STOCKS (Cost $24,465,383)	27,596,834

Shares	SHORT-TERM INVESTMENTS - 0.70%	Value
196,107	Invesco STIT-STIC Prime Portfolio - Institutional Class, 0.02% (a)	196,107
	TOTAL SHORT-TERM INVESTMENTS (Cost $196,107)	196,107

	Total Investments in Securities (Cost $24,661,490) - 99.83%	27,792,941
	Other Assets in Excess of Liabilities - 0.17%	46,948
	TOTAL NET ASSETS - 100.00%	$27,839,889

(a) Rate shown is the 7-day yield as of July 31, 2011.

Note 1 – Securities Valuation

The Edgar Lomax Value Fund’s (the “Fund”) investments in securities are carried at their fair value. Securities that are primarily traded on a national securities exchange shall be valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale price on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Investments in open-end mutual funds are valued at their net asset value per share. Short-term securities having a maturity of 60 days or less are valued at their amortized cost, which approximates market value.

Securities for which market quotations are not readily available or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees. These procedures consider many factors, including the type of security, size of holding, trading volume and news events. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of July 31, 2011:

	Level 1	Level 2	Level 3	Total
Common Stocks
Accommodation and Food Services	$1,219,368	$—	$—	$1,219,368
Finance and Insurance	3,077,220	—	—	3,077,220
Information	2,287,244	—	—	2,287,244
Manufacturing	15,398,088	—	—	15,398,088
Mining	190,656	—	—	190,656
Retail Trade	2,818,648	—	—	2,818,648
Utilities	2,476,481	—	—	2,476,481
Wholesale Trade	129,129	—	—	129,129
Total Common Stocks	27,596,834	—	—	27,596,834

	Level 1	Level 2	Level 3	Total
Short-Term Investments	$196,107	$—	$—	$196,107

Total Investments in Securities	$27,792,941	$—	$—	$27,792,941

Refer to the Fund’s Schedule of Investments for a detailed break-out of securities.  Transfers between levels are recognized at July 31, 2011, the end of the reporting period.  The Fund recognized no significant transfers to/from Level 1 or Level 2.  There were no Level 3 securities held in the Fund during the quarter ended July 31, 2011.

Note 2 – Federal Income Taxes

The cost basis of investments for federal income tax purposes at July 31, 2011 was as follows*:

Cost of investments	$24,794,281

Gross unrealized appreciation	$3,529,341
Gross unrealized depreciation	(530,681)
Net unrealized appreciation	$2,998,660

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Advisors Series Trust

By (Signature and Title)*    /s/ Douglas G. Hess
           Douglas G. Hess, President

Date     9/16/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Douglas G. Hess
           Douglas G. Hess, President

Date    9/16/11

By (Signature and Title)*     /s/ Cheryl L. King
Cheryl L. King, Treasurer

Date    9/16/11

* Print the name and title of each signing officer under his or her signature.